Commodity Derivative Gains (Losses) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Unrealized losses	$ (141.4)	$ (112.5)
Commodity derivative gains (losses)	(488.9)	193.3
Commodity contracts
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Realized gains (losses)	(360.8)	245.7
Unrealized losses	(128.1)	(52.4)
Commodity derivative gains (losses)	$ (488.9)	$ 193.3